Attorneys at Law A Limited Liability Partnership Suite 4900 33 South Sixth Street Minneapolis, MN 55402
David B. Dean Telephone: 612.340.8916 Fax: 612.337.7616 ddean@riderlaw.com

October 5, 2006

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street NW

Washington, DC 20549

Re:	CapSource Financial, Inc.

Registration Statement Form SB-2

Our File No. 8739/120

Dear Sirs:

On behalf of CapSource Financial, Inc. (Registrant) we are transmitting electronically via EDGAR for filing one conformed copy of a Registration Statement on Form SB-2 for registration under the Securities Act of 1933, as amended, 18,160,265 shares of its common stock offered by selling shareholders.

The filing fee for the Registration Statement has been sent, via wire transfer, to Mellon Bank in Pittsburgh, Pennsylvania, to the Commissions account.

Please direct any questions or comments to the undersigned.

Very truly yours,

RIDER BENNETT, LLP

By	/s/ David B. Dean
David B. Dean

DBD/nsr